Shareholder Report, Line Graph (Details) - USD ($)				10 Months Ended	11 Months Ended	12 Months Ended		22 Months Ended	23 Months Ended	24 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	46 Months Ended	48 Months Ended	58 Months Ended	60 Months Ended	70 Months Ended	72 Months Ended	82 Months Ended	84 Months Ended	94 Months Ended	96 Months Ended	106 Months Ended	108 Months Ended	120 Months Ended
	Jan. 31, 2023	Feb. 24, 2017	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2024	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2025	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
C000234136
Account Value [Line Items]
Line Graph and Table Measure Name						Cromwell CenterSquare Real Estate Fund Institutional Class ($149,304)
C000231344
Account Value [Line Items]
Line Graph and Table Measure Name						Cromwell CenterSquare Real Estate Fund Investor Class ($16,228)
C000231343
Account Value [Line Items]
Line Graph and Table Measure Name						Cromwell Long Short Fund Institutional Class ($190,685)
C000231342
Account Value [Line Items]
Line Graph and Table Measure Name						Cromwell Long Short Fund Investor Class ($18,600)
C000241858
Account Value [Line Items]
Line Graph and Table Measure Name						Cromwell Foresight Global Infrastructure Fund Institutional Class ($99,336)
C000234131
Account Value [Line Items]
Line Graph and Table Measure Name						Cromwell Tran Focus Fund Institutional Class ($259,138)
C000234130
Account Value [Line Items]
Line Graph and Table Measure Name						Cromwell Tran Focus Fund Investor Class ($25,280)
C000243273
Account Value [Line Items]
Line Graph and Table Measure Name						Cromwell Greenspring Mid Cap Fund Institutional Class ($232,627)
FTSE NAREIT All Equity REITS Total Return Index
Account Value [Line Items]
Accumulated Value		$ 100,000		$ 104,297				$ 100,078			$ 128,764			$ 122,169		$ 172,623		$ 129,556		$ 144,269		$ 151,370		$ 154,807
FTSE NAREIT All Equity REITS Total Return Index
Account Value [Line Items]
Accumulated Value			$ 10,000				$ 10,863			$ 11,805			$ 11,328		$ 14,575		$ 13,828		$ 19,539		$ 14,664		$ 16,330		$ 17,133	$ 17,522
Russell 1000 Total Return Index
Account Value [Line Items]
Accumulated Value			100,000				112,054			136,355			129,832		170,633		206,403		261,007		211,084		267,083		332,548	390,298
Russell 1000 Total Return Index
Account Value [Line Items]
Accumulated Value			10,000				11,205			13,636			12,983		17,063		20,640		26,101		21,108		26,708		33,255	39,030
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value	$ 100,000				$ 118,822				$ 148,550			$ 175,111
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value			100,000				111,960			136,403			130,422		171,487		203,039		261,322		213,995		270,249		337,864	398,274
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value			10,000				11,196			13,640			13,042		17,149		20,304		26,132		21,399		27,025		33,786	39,827
Russell Midcap Total Return Index
Account Value [Line Items]
Accumulated Value			100,000				113,798			134,871			122,654		160,115		187,497		229,841		190,044		222,783		256,966	284,199
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value		100,000		114,838				109,803			144,376			170,939		220,008		180,162		227,523		284,448		335,308
Dow Jones U.S. Select Real Estate Securities Total Return Index
Account Value [Line Items]
Accumulated Value		$ 100,000		$ 101,443				$ 97,163			$ 119,611			$ 106,217		$ 154,984		$ 114,748		$ 130,767		$ 141,363		$ 146,556
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value			10,000				11,196			13,640			13,042		17,149		20,304		26,132		21,399		27,025		33,786	39,827
Dow Jones U.S. Select Real Estate Securities Total Return Index
Account Value [Line Items]
Accumulated Value			10,000				10,668			11,069			10,602		13,052		11,590		16,911		12,521		14,269		15,425	15,992
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value			100,000				111,960			136,403			130,422		171,487		203,039		261,322		213,995		270,249		337,864	398,274
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value			10,000				11,196			13,640			13,042		17,149		20,304		26,132		21,399		27,025		33,786	39,827
S&P Global Infrastructure Total Return Index
Account Value [Line Items]
Accumulated Value	$ 100,000				$ 101,670				$ 117,017			$ 143,443
Russell 3000 Total Return Index
Account Value [Line Items]
Accumulated Value			100,000				118,400			134,020			122,525		154,697		159,144		199,517		183,596		204,995		233,650	270,360
Greenspring Custom Blend Index
Account Value [Line Items]
Accumulated Value			$ 100,000				$ 113,580			$ 123,825			$ 118,290		$ 140,103		$ 145,847		$ 168,964		$ 160,059		$ 176,657		$ 196,231	$ 219,779